4. STOCKHOLDERS' EQUITY (Details Narrative 1)	Jun. 30, 2012
Stock options outstanding	392,587
2011 Plan
Shares of common stock available for future grants	117,200
Stock options outstanding	207,800
2006 Plan
Shares of common stock available for future grants	43,698
Stock options outstanding	96,200
1997 Plan
Stock options outstanding	88,938